Segment Reporting (Tables)	6 Months Ended
Jun. 30, 2023
Segment Reporting [Abstract]
Schedule of Revenues
The following table presents revenues by the service lines:	For the six months ended June 30,
	2023	2022
REVENUES:
Application development services*	$2,179,167	$1,806,690
Consulting and technical support services	1,477,740	1,316,096
Subscription services	294,528	428,087
Trading revenue	2,605,970	3,466,954
Other revenue	27,324	-
Total revenues	$6,584,729	$7,017,827
*	For the six months ended June 30, 2023 and 2022, certain application development service arrangements included sales of IT equipment. Such revenue of $1,247,232 and $1,604,933 was included in the application development service revenue for the six months ended June 30, 2023 and 2022, respectively.